OTHER GAINS/(LOSSES), NET (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Revenue, Net [Line Items]
Net gain on disposal of subsidiaries		¥ 0	¥ 6,060,758	¥ 0
Foreign exchange gain/(loss)		1,836,029	(2,274,438)	2,717,820
Net loss on disposal of property and equipment		(946,244)	(261,875)	(61,085)
Net loss on sale of loans		(16,697,259)
Others		(3,242,074)	2,702,734	(670,412)
Total		(14,582,940)	23,979,610	36,261,933
Mortgage agency service revenue
Other Revenue, Net [Line Items]
Total	[1]	4,466,608	8,395,774	12,373,044
Asset management revenue
Other Revenue, Net [Line Items]
Total	[2]	0	1,316,186	9,628,621
Labour outsourcing services income
Other Revenue, Net [Line Items]
Total	[3]	0	7,857,461	12,035,445
Register services income
Other Revenue, Net [Line Items]
Total		¥ 0	¥ 183,010	¥ 238,500

[1]	The Group earns fees from providing mortgage agency services to borrowers applying for a bank loan. This kind of revenue is recognized at the time when loan is granted as that is the point of time the Group fulfils the customer's request, and is then recognized on an accrual basis in accordance with the terms of the relevant agreements. Mortgage agency service revenue consists of revenue earned from housing mortgage agency service and cars mortgage agency service, which accounted for 59.73% and 40.27% of mortgage agency service revenue in the year of 2018, respectively.
[2]	The Group receives asset management revenue from providing asset management services for investors. The asset management revenue is calculated and accrued on a daily basis based on the daily net asset value of the asset management products under management. The asset management business has been disposed of in 2017.
[3]	The Group receives labour outsourcing services income from providing labour outsourcing services to clients by one of the subsidiaries of the Group. Labour outsourcing services income are recognized on an accrual basis in accordance with the terms of the relevant agreements. As the subsidiary was disposed of in 2017, there would be no such income in the future.